INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

	2021	2020
Deferred tax assets (liabilities):
Deferred tax asset, beginning	$1,074,000	$741,000
Increase in valuation reserve	2,452,000	333,000
Deferred tax asset, ending	3,526,000	1,074,000
Valuation allowance	(3,526,000)	(1,074,000)
Net deferred tax assets	$-	$-

SCHEDULE OF EFFECTIVE TAX RATE

	2021	2020
Canadian statutory tax rate	15.00%	15.00%
Provincial income taxes, net of federal benefit	12.05%	1.17%
Foreign rate differential	0.09%	0.00%
Amortization of debt discount	(3.09)%	(8.20)%
Derivatives	0.00%	10.75%
Stock based compensation	(6.32)%	0.00%
Change in valuation allowance	(21.33)%	(20.25)%
Foreign Exchange Rate Change	3.16%	1.53%
Other	0.44%	0.00%
Totals	0.00%	0.00%